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                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

                   Alexander Hamilton Variable Insurance Trust
                             100 North Greene Street
                              Greensboro, NC 27401

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

                           Investment Grade Bond Fund
                              High Yield Bond Fund
                                  Balanced Fund
                              Growth & Income Fund
                                   Growth Fund
                              Emerging Growth Fund
                            International Equity Fund

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-8682

    Securities Act File Number: 33-81658
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                December 31, 1996
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 0 (zero) Shares

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 0 (zero) Shares

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:


                                                     Shares       Dollars
                                                     ------       -------
     Investment Grade Bond Fund                      300,000    $ 3,000,000
     High Yield Bond Fund                            200,000      2,000,000
     Balanced Fund                                   400,000      4,000,000
     Growth & Income Fund                            500,000      5,000,000
     Growth Fund                                     500,000      5,000,000
     Emerging Growth Fund                            500,000      5,000,000
     International Equity Fund                       500,000      5,000,000
                                                   ---------    -----------
         TOTAL                                     2,900,000    $29,000,000

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                                     Shares       Dollars
                                                     ------       -------
     Investment Grade Bond Fund                      300,000    $ 3,000,000
     High Yield Bond Fund                            200,000      2,000,000
     Balanced Fund                                   400,000      4,000,000
     Growth & Income Fund                            500,000      5,000,000
     Growth Fund                                     500,000      5,000,000
     Emerging Growth Fund                            500,000      5,000,000
     International Equity Fund                       500,000      5,000,000
                                                   ---------    -----------
         TOTAL                                     2,900,000    $29,000,000

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                 0 (zero) Shares

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     +29,000,000
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +         0
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -         0
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +         0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued   29,000,000
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 6(b) of the       x1/3300
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.6):
   (vii) Fee due (line (i) or line (v) multiplied by        $  8,787.88
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                February 24, 1987
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*_______________________________________________

                                          J. Gregory Poole, Secretary
                           _______________________________________________

  Date  February 25, 1997
       ________________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________


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February 25, 1997

Alexander Hamilton Variable Insurance Trust
32991 Hamilton Court
Farmington Hills, MI 48334


Gentlemen:


In connection with the public offering of the no par value shares of Alexander Hamilton Variable Insurance Trust, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, I have examined such records and documents and have made such further investigation and examination as I deem necessary for the purpose of this opinion.

As of the end of its fiscal year, the Trust was composed of seven separate series, the Investment Grade Bond Fund, the High Yield Bond Fund, the Balanced Fund, the Growth & Income Fund, the Growth Fund, the Emerging Growth Fund, and the International Equity Fund. Each series sells its shares separately to separate accounts offered by Alexander Hamilton Life Insurance Company of America and Jefferson-Pilot Life Insurance Company pursuant to separate registration statements and prospectuses.


I am advised that during the year ending December 31, 1996, the following shares of beneficial interest in each series of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

Investment Grade         High Yield               Balanced Fund
Bond Fund                Bond Fund
----------------         ----------               -------------
300,000                  200,000                  400,000


Growth & Income          Growth Fund              Emerging Growth Fund
Fund
---------------          -----------              --------------------
500,000                  500,000                  500,000

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International Equity Fund
-------------------------
500,000

It is my opinion that the said shares of beneficial interest in each series sold by the Trust in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.


Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgement thereon.


     Sincerely,



     /s/ J. Gregory Poole

     J. Gregory Poole